Property and equipment - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 4,663
Balance at end of period	7,129	$ 4,663
Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	7,238	3,927
Additions	3,744	3,896
Disposals	(432)	(459)
Currency Translation Adjustment	(1)	(126)
Balance at end of period	10,549	7,238
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(2,575)	(2,155)
Additions	(1,291)	(942)
Disposals	432	437
Currency Translation Adjustment	14	85
Balance at end of period	(3,420)	(2,575)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	2,690
Balance at end of period	5,017	2,690
Leasehold improvements | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	3,260	890
Additions	2,895	2,447
Disposals	0	(49)
Currency Translation Adjustment	27	(28)
Balance at end of period	6,182	3,260
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(570)	(258)
Additions	(588)	(352)
Disposals	0	29
Currency Translation Adjustment	(7)	11
Balance at end of period	(1,165)	(570)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	698
Balance at end of period	961	698
Machinery and equipment | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,116	615
Additions	480	608
Disposals	0	(85)
Currency Translation Adjustment	30	(22)
Balance at end of period	1,626	1,116
Machinery and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(418)	(398)
Additions	(224)	(119)
Disposals	0	85
Currency Translation Adjustment	(23)	14
Balance at end of period	(665)	(418)
Computer hardware
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	627
Balance at end of period	490	627
Computer hardware | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,855	1,799
Additions	147	421
Disposals	(319)	(294)
Currency Translation Adjustment	(50)	(71)
Balance at end of period	1,633	1,855
Computer hardware | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,228)	(1,230)
Additions	(273)	(341)
Disposals	319	292
Currency Translation Adjustment	39	51
Balance at end of period	(1,143)	(1,228)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	648
Balance at end of period	661	648
Furniture and fixtures | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,007	623
Additions	222	420
Disposals	(113)	(31)
Currency Translation Adjustment	(8)	(5)
Balance at end of period	1,108	1,007
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(359)	(269)
Additions	(206)	(130)
Disposals	113	31
Currency Translation Adjustment	5	9
Balance at end of period	$ (447)	$ (359)